October 31, 2024

2024 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares Large Cap Core Active ETF | BLCR | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2024
iShares® Large Cap Core Active ETF
(Formerly BlackRock Large Cap Core ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.2%
RTX Corp.	705	$85,298
Automobile Components — 0.9%
Aptiv PLC(a)	1,093	62,115
Banks — 2.1%
JPMorgan Chase & Co.	686	152,237
Beverages — 0.9%
Diageo PLC, SP ADR, SP ADR NVS	519	64,439
Broadline Retail — 5.9%
Amazon.com Inc.(a)	2,274	423,874
Capital Markets — 2.7%
Intercontinental Exchange Inc.	1,226	191,097
Chemicals — 4.1%
Air Products and Chemicals Inc.	512	158,991
Corteva Inc.	2,177	132,623
		291,614
Communications Equipment — 2.4%
Ciena Corp.(a)	2,664	169,191
Consumer Finance — 1.8%
Discover Financial Services	879	130,470
Consumer Staples Distribution & Retail — 1.2%
Dollar Tree Inc.(a)	1,336	86,359
Electronic Equipment, Instruments & Components — 1.7%
Zebra Technologies Corp., Class A(a)	326	124,522
Entertainment — 3.0%
Electronic Arts Inc.	902	136,067
TKO Group Holdings Inc., Class A(a)	678	79,170
		215,237
Financial Services — 2.7%
Berkshire Hathaway Inc., Class B(a)	437	197,052
Ground Transportation — 1.0%
Uber Technologies Inc.(a)	1,003	72,266
Health Care Providers & Services — 7.0%
Cardinal Health Inc.	1,372	148,890
Elevance Health Inc.	195	79,123
Humana Inc.	346	89,209
Tenet Healthcare Corp.(a)	737	114,250
UnitedHealth Group Inc.	130	73,385
		504,857
Household Durables — 2.3%
Sony Group Corp., ADR, NVS	9,204	161,990
Industrial Conglomerates — 1.5%
Honeywell International Inc.	521	107,159
Insurance — 2.4%
Fidelity National Financial Inc.	1,360	81,831
Reinsurance Group of America Inc.	437	92,242
		174,073
Interactive Media & Services — 7.4%
Alphabet Inc., Class A	1,432	245,030
Alphabet Inc., Class C, NVS	41	7,080
Security	Shares	Value
Interactive Media & Services (continued)
Meta Platforms Inc., Class A	491	$278,682
		530,792
IT Services — 1.7%
Cognizant Technology Solutions Corp., Class A	1,616	120,537
Life Sciences Tools & Services — 3.5%
Avantor Inc.(a)	3,701	82,791
ICON PLC(a)	322	71,519
Thermo Fisher Scientific Inc.	180	98,338
		252,648
Machinery — 4.4%
Fortive Corp.	1,843	131,646
Otis Worldwide Corp.	772	75,810
Westinghouse Air Brake Technologies Corp.	580	109,028
		316,484
Media — 2.3%
Comcast Corp., Class A	3,867	168,872
Oil, Gas & Consumable Fuels — 3.3%
BP PLC, ADR	2,449	71,903
ConocoPhillips	741	81,169
Shell PLC, ADR, NVS	1,242	83,897
		236,969
Pharmaceuticals — 3.8%
Novo Nordisk A/S, ADR, NVS	1,107	123,929
Sanofi SA, ADR	2,856	151,025
		274,954
Professional Services — 1.3%
Dun & Bradstreet Holdings Inc.	7,914	94,097
Semiconductors & Semiconductor Equipment — 11.5%
Advanced Micro Devices Inc.(a)	954	137,443
Applied Materials Inc.	499	90,608
Broadcom Inc.	84	14,261
Marvell Technology Inc.	2,548	204,120
Micron Technology Inc.	921	91,778
Nvidia Corp.	2,150	285,434
		823,644
Software — 7.8%
Microsoft Corp.	1,376	559,138
Specialized REITs — 1.8%
Crown Castle Inc.	1,196	128,558
Technology Hardware, Storage & Peripherals — 4.1%
Apple Inc.	1,308	295,490
Textiles, Apparel & Luxury Goods — 1.0%
Skechers USA Inc., Class A(a)	1,175	72,216
Total Long-Term Investments — 98.7% (Cost: $5,884,177)		7,088,249

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Large Cap Core Active ETF
(Formerly BlackRock Large Cap Core ETF)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(b)(c)	90,000	$90,000
Total Short-Term Securities — 1.3% (Cost: $90,000)		90,000
Total Investments — 100.0% (Cost: $5,974,177)		7,178,249
Other Assets Less Liabilities — 0.0%		3,080
Net Assets — 100.0%		$7,181,329

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$33,750	$—	$(33,727)(b)	$(23)	$—	$—	—	$13 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	70,000	20,000 (b)	—	—	—	90,000	90,000	1,100	—
				$(23)	$—	$90,000		$1,113	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement of the date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$7,088,249	$—	$—	$7,088,249

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Large Cap Core Active ETF
(Formerly BlackRock Large Cap Core ETF)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$90,000	$—	$—	$90,000
	$7,178,249	$—	$—	$7,178,249

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares